Acquisition of Authy, Inc. (Tables)	6 Months Ended
Jun. 30, 2016
Business Combinations [Abstract]
Schedule of purchase price allocation

The following table presents the purchase price allocation recorded in the Company’s consolidated balance sheet on the acquisition date (in thousands):

Total
Net tangible assets(3)	$1,217
Goodwill(1)(3)	3,113
Intangible assets(2)	1,760

Total purchase price	$6,090

The Company acquired a net deferred tax liability of $0.1 million in this business combination.

(1)	Goodwill represents the excess of purchase price over the fair value of identifiable tangible and intangible assets acquired and liabilities assumed. The goodwill in this transaction is primarily attributable to the future cash flows to be realized from the acquired technology platform, existing customer base and the future development initiatives of the assembled workforce. None of the goodwill is deductible for tax purposes.

Schedule of identifiable finite lived intangible assets
(2)	Identifiable finite-lived intangible assets were comprised of the following:

	Total	Estimated life (in years)
Developed technology	$1,300	3
Customer relationships	400	5
Trade name	60	2

Total intangible assets acquired	$1,760

Schedule of the goodwill balance
(3)	As part of net tangible assets, the Company acquired $66,000 in accounts receivable subject to dispute resolution with a customer. The matter was resolved later in 2015 and $52,000 was deemed uncollectible immediately prior to the date of acquisition. The Company’s adjustment of its initial purchase price allocation resulted in an increase to goodwill and decrease to net tangible assets of $52,000. After the adjustment, the purchase price allocation related to this acquisition became final. Goodwill balance as of June 30, 2016 was as follows:

Total
Balance as of December 31, 2014	$—
Goodwill recorded in connection with Authy acquisition	3,113
Subsequent adjustment to purchase price allocation	52

Balance as of December 31, 2015	3,165
Adjustment to goodwill (unaudited)	—

Balance as of June 30, 2016 (unaudited)	$3,165